Trade And Other Receivables - Summary Of Trade And Other Receivables (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables	$ 11,519,038	$ 4,223,645
Customer wallet receivables	1,742,649	1,329,364
Accrued income	4,372,354	3,038,259
Less: provision for expected credit losses	(4,598,163)	(2,403,782)	$ (1,076,678)
Total	13,035,878	6,187,486
Tax Receivables	860,823	0
Other receivables	381,475	415,754
Total	$ 14,278,176	$ 6,603,240